Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
									Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Gresham ($) (1)	Summary Compensation Table Total for Mr. Henry ($)(1)	Summary Compensation Table Total for Mr. Jacobs ($)(1)	Compensation Actually Paid to Mr. Gresham ($)(1)(2)	Compensation Actually Paid to Mr. Henry ($)(1)(2)	Compensation Actually Paid to Mr. Jacobs ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)(3)	S&P Composite 1500 Financials (Sector) Total Shareholder Return ($)(3)	Net Income (millions) ($)	Adjusted EBITDA (millions) ($)(4)
2024	8,132,670	—	—	4,870,373	—	—	1,536,559	1,250,723	45.67	171.85	(26.7)	165.4
2023	8,437,846	—	—	2,344,220	—	—	1,468,567	626,863	42.49	132.42	6.7	170.9
2022	3,198,433	3,264,484	—	(4,853,214)	(10,186,082)	—	816,292	(159,039)	67.90	118.59	64.2	238.7
2021	—	14,031,888	—	—	(5,692,483)	—	5,147,763	2,401,464	155.54	131.98	47.5	217.0
2020	—	15,806,857	2,218,967	—	51,313,985	2,143,464	4,959,171	5,354,598	239.48	98.09	23.1	205.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The following individuals are our other NEOs for each fiscal year:

Year	CEOs	Non-CEO NEOs
2024	George Gresham	Jess Unruh, Amy Pugh, Chris Ruppel, and Teresa Watkins
2023	George Gresham	Jess Unruh, Amy Pugh, Chris Ruppel, Teresa Watkins, and Amit Parikh
2022	George Gresham and Dan R. Henry	Jess Unruh, Teresa Watkins, Chris Ruppel, and Amit Parikh
2021	Dan R. Henry	George Gresham, Jess Unruh, Amit Parikh, Brandon Thompson, and Jason Bibelheimer
2020	Dan R. Henry and William I Jacobs	Jess Unruh, Jason Bibelheimer, Kristina Lockwood, Daniel Eckert, and Kuan Archer

PEO Total Compensation Amount	$ 8,132,670
PEO Actually Paid Compensation Amount	$ 4,870,373
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for fiscal year 2024:

	FY 2024
Adjustments	George Gresham ($)	Avg. non-PEO NEO ($)
Summary Compensation table total for applicable year.	8,132,670	1,536,559
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,687,635)	(909,489)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	4,652,019	783,536
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,279,873)	(150,282)
Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	53,203	(9,601)
Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(10)	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase (decrease) for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	4,870,373	1,250,723

Non-PEO NEO Average Total Compensation Amount	$ 1,536,559	$ 1,468,567	$ 816,292	$ 5,147,763	$ 4,959,171
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,250,723	626,863	(159,039)	2,401,464	5,354,598
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows for fiscal year 2024:

	FY 2024
Adjustments	George Gresham ($)	Avg. non-PEO NEO ($)
Summary Compensation table total for applicable year.	8,132,670	1,536,559
Decrease for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,687,635)	(909,489)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	4,652,019	783,536
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase (decrease) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,279,873)	(150,282)
Increase (decrease) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	53,203	(9,601)
Decrease of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(10)	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase (decrease) for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	4,870,373	1,250,723

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Company Selected Measure	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Total Shareholder Return Vs Peer Group	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Total Shareholder Return Amount	$ 45.67	42.49	67.90	155.54	239.48
Peer Group Total Shareholder Return Amount	171.85	132.42	118.59	131.98	98.09
Net Income (Loss)	$ (26,700,000)	$ 6,700,000	$ 64,200,000	$ 47,500,000	$ 23,100,000
Company Selected Measure Amount	165,400,000	170,900,000	238,700,000	217,000,000.0	205,800,000
PEO Name	George Gresham
Additional 402(v) Disclosure
(3) TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P Composite 1500 Financials (Sector) is the industry specific index we use in our Form 10-K.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	“Adjusted EBITDA” is a definition of non-GAAP adjusted EBITDA that is widely used by investors to measure a company’s operating performance without regard to items, such as non-operating net interest income and expense, income tax benefit and expense, depreciation and amortization, stock-based compensation and related employer payroll taxes, changes in the fair value of contingent consideration, transaction costs, impairment charges, extraordinary severance expenses, certain legal settlement and related expenses, earnings or losses from equity method investments, realized gains or losses on the sale of investment securities, changes in the fair value of loans held for sale, and other charges and income that can vary substantially from company to company depending upon their respective financing structures and accounting policies, the book values of their assets, their capital structures and the methods by which their assets were acquired. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP financial measures to the most directly comparable financial measures prepared in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR.
Gresham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,132,670	$ 8,437,846	$ 3,198,433
PEO Actually Paid Compensation Amount	$ 4,870,373	$ 2,344,220	(4,853,214)
PEO Name	Gresham
Henry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,264,484	$ 14,031,888	$ 15,806,857
PEO Actually Paid Compensation Amount			$ (10,186,082)	$ (5,692,483)	51,313,985
PEO Name		Henry
Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,218,967
PEO Actually Paid Compensation Amount					$ 2,143,464
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,687,635)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,652,019
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,279,873)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,203
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(909,489)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	783,536
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,282)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,601)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0